SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
PRC	$ (1,275,449)	¥ 3.0	$ (2,343,238)	$ (6,456,883)
Total	1,275,449	(3.0)	2,343,238	6,456,883
Loss before income taxes	$ 1,275,449	¥ (3.0)	$ 2,343,238	$ 6,456,883
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit computed at statutory corporate income tax rate	$ 318,862		$ 585,810	$ 1,614,221
Reconciling items:
Additional deduction for R&D expenses	284,981		538,151	985,736
Entertainment expense			(3,362)	(14,949)
Effect of preferential tax rates	(454,662)		(448,240)	(1,741,696)
Effect of changes in tax rates	(2,023,126)
Effect of different tax rates in other jurisdictions	(27,964)
Change in valuation allowance	1,896,697		(672,359)	(843,312)
Total income tax expense	(5,212)
CAYMAN ISLANDS
PRC	8,211
Total	(8,211)
Loss before income taxes	(8,211)
HONG KONG
PRC	154,696
Total	(154,696)
Loss before income taxes	(154,696)
CHINA
PRC	1,112,542		2,343,238	6,456,883
Total	(1,112,542)		(2,343,238)	(6,456,883)
Loss before income taxes	$ (1,112,542)		$ (2,343,238)	$ (6,456,883)